CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Details 2)	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Net cash used in financing activities:
Net increase (decrease) in cash and cash equivalents	¥ 141,831,942	$ 21,799,170	¥ (2,080,569,865)	¥ 1,683,880,638
Cash and cash equivalents-beginning of year	529,518,517	81,385,506	2,610,088,382	926,207,744
Cash and cash equivalents-end of year	671,350,459	103,184,676	529,518,517	2,610,088,382
Supplemental disclosure for cash flow information:
Cash paid for income taxes	5,564,773	855,290	93,382,333	5,491,235
Supplemental disclosure of non-cash investing and financing activities:
Proceeds of issuance of the 2018 Senior Notes, net of issuance costs (cash received by a subsidiary of the Company on behalf of the Company)				1,241,289,905
Repayment of syndicated loan(cash paid by a subsidiary of the Company on behalf of the Company)	1,000,335,000	153,748,674	0	0
Proceeds of issuance of the 2022 Senior Notes, net of issuance costs (cash received by a subsidiary of the Company on behalf of the Company)	2,611,624,352	401,399,313
Payment of professional fees for aborted offerings(cash paid by a subsidiary of the Company on behalf of the Company)	1,748,969	268,812
Accrued professional fees for issuance of Senior Notes				2,740,945
Accrued professional fees for aborted offering	2,174,451	334,207
Subscription receivables related to share option exercise				197,816
Parent company
STATEMENTS OF CASH FLOWS
Net cash provided by operating activities	0	0	0	0
Net cash used in investing activities	0	0	0	0
Net cash used in financing activities:
Net cash used in financing activities:	0	0	0	0
Effect of exchange rate changes on cash and cash equivalents	(248,000)	(38)	273,000	230,000
Net increase (decrease) in cash and cash equivalents	(248,000)	(38)	273,000	230,000
Cash and cash equivalents-beginning of year	4,271	656	3,998,000	3,768,000
Cash and cash equivalents-end of year	4,023	618	4,271	3,998,000
Supplemental disclosure for cash flow information:
Cash paid for interest	0	0	0	0
Cash paid for income taxes	0	0	0	0
Supplemental disclosure of non-cash investing and financing activities:
Proceeds from exercise of share options (cash received by a subsidiary of the Company on behalf of the Company)	955,485	146,855	25,431,373	4,891,204
Proceeds of issuance of the 2018 Senior Notes, net of issuance costs (cash received by a subsidiary of the Company on behalf of the Company)	0	0	0	1,241,289,905
Repayment of syndicated loan(cash paid by a subsidiary of the Company on behalf of the Company)	(1,000,335,000)	(153,748,674)	0	0
Proceeds of issuance of the 2022 Senior Notes, net of issuance costs (cash received by a subsidiary of the Company on behalf of the Company)	2,611,624,352	401,399,313	0	0
Payment for Senior Notes issuance costs (cash paid by a subsidiary of the Company on behalf of the Company)	0	0	(2,740,945)	0
Proceeds of US$150 million syndicated loan, net of issuance costs (cash received by a subsidiary of the Company on behalf of the Company)	0	0	957,158,701	0
Proceeds from sale of cost method investment, net of related transaction costs (cash received by a subsidiary of the Company on behalf of the Company)	0	0	0	954,428,056
Payment of professional fees for aborted offerings(cash paid by a subsidiary of the Company on behalf of the Company)	(1,748,969)	(268,812)	0	0
Accrued professional fees for issuance of Senior Notes	0	0	0	2,740,945
Accrued professional fees for aborted offering	2,174,451	334,207	0	0
Subscription receivables related to share option exercise	0	0	0	197,816
IPO | Parent company
Supplemental disclosure of non-cash investing and financing activities:
Payment for IPO issuance costs (cash paid by a subsidiary of the Company on behalf of the Company)	0	0	0	(20,656,597)
Private placements | Parent company | Class A Common Shares
Supplemental disclosure of non-cash investing and financing activities:
Proceeds from issuance of Class A common shares in private placement, net of issuance costs (cash received by a subsidiary of the Company on behalf of the Company)	¥ 0	$ 0	¥ 0	¥ 792,860,341